Other gains, net (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Other gains, net
Foreign currency exchange difference, net	$ 250
Government grants	182	$ 8
Service income	74	36
Fair value changes on FVPL (Note 6)	911	(9)
Dividend income	329
Others	9	3
Other gains, net	$ 1,755	$ 38